SEGMENTS AND GEOGRAPHIC INFORMATION (Revenue and Long Lived Assets by Segment) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Schedule of Geographical Information [Line Items]
Revenues	$ 30,213	$ 30,485	$ 63,457
Long-lived Assets	1,290	673	1,028
Israel [Member]
Schedule of Geographical Information [Line Items]
Revenues	3,500	3,318	5,643
Long-lived Assets	1,289	671	1,026
China and Hong Kong [Member]
Schedule of Geographical Information [Line Items]
Revenues	9,498	9,620	25,136
Long-lived Assets
Far East (excluding China and Hong Kong) [Member]
Schedule of Geographical Information [Line Items]
Revenues	889	846	2,933
Long-lived Assets
Canada [Member]
Schedule of Geographical Information [Line Items]
Revenues	66	799	1,375
Long-lived Assets
United States [Member]
Schedule of Geographical Information [Line Items]
Revenues	3,346	5,316	10,440
Long-lived Assets	1	2	2
Europe [Member]
Schedule of Geographical Information [Line Items]
Revenues	12,840	10,369	17,635
Long-lived Assets
Others [Member]
Schedule of Geographical Information [Line Items]
Revenues	74	217	295
Long-lived Assets